NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) carrier	Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Total installments paid | $		$ 14,500
Number of dual-fuel car carriers | carrier		2
Investment in newbuilding contracts and vessel deposits | $	$ 4,300	$ 18,783	$ 0
Volkswagen Group
Property, Plant and Equipment [Line Items]
Number of dual-fuel car carriers | carrier		2
Term of lease or charter		10 years